Inx Token Liability - Schedule of Number of Inx Tokens that the Company has Issued or Obligation to Issue (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of Inx Tokens that the Company has Issued or Obligation to Issue [Abstract]
Total number of INX Tokens	135,959,320	135,570,986
INX Token liability	$ 25,833	$ 54,120